Cover	Aug. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2024
Entity File Number	1-5224
Entity Registrant Name	Unicoin Inc.
Entity Central Index Key	0001740742
Entity Tax Identification Number	47-4360035
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	228 Park Ave
Entity Address, Address Line Two	South 16065
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(212)
Local Phone Number	216-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $0.001 Par Value per Share
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false